Offerings - Offering: 1	Apr. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, Par value $0.001
Amount Registered | shares	5,600,000
Proposed Maximum Offering Price per Unit	1.47
Maximum Aggregate Offering Price	$ 8,232,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,136.84
Offering Note	Consists of 5,600,000 shares of our Class A common stock issued to the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Class A common stock being registered hereunder include such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares of Class A common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's Class A common stock as reported on the Nasdaq Capital Market on April 20, 2026, which date is a date within five business days prior to the filing of this registration statement.